Notes to income statement - Movement in PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Outstanding at January 1,	1,145,238.000	463,830	0
Granted during the period	474,660	690,279	491,835
Forfeited during the period	(9,004)	(8,871)	(28,005)
Settled during the period	0	0	0
Outstanding at December 31,	1,610,894.000	1,145,238.000	463,830